Assets Held for Sale	6 Months Ended
Aug. 04, 2018
Discontinued Operations and Disposal Groups [Abstract]
Assets Held for Sale

16. Assets Held for Sale

The Company’s club in Hooksett, New Hampshire was relocated to Manchester, New Hampshire in March 2018. The Company owns the land and building at the former Hooksett, New Hampshire location and is pursuing opportunities to sell this location.

During the first quarter of 2018, the Company recorded an impairment loss of $3.0 million on the fixed assets of the Hooksett, New Hampshire location in order to lower the carrying value of the fixed assets to its estimated fair value less costs to sell. This charge is included within SG&A in the income statement.

At August 4, 2018, the remaining value related to the club in Hooksett, New Hampshire that is recorded as assets held for sale on the balance sheet is $6.6 million. The value of assets held for sale is based on current market conditions, prices of similar assets in similar condition and expected proceeds from the sale of the assets, representative of Level 3 inputs on the fair value hierarchy.